Note 8 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2015	2016
Interest on long-term debt	2,536,034	2,660,766
Administrative expenses	291,932	206,840
Vessel operating and voyage expenses	2,774,973	2,431,873

Total	5,602,939	5,299,479